                                    FORM 13F

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               FORM 13F COVER PAGE

Report for the Calendar Year Ended:  December 31, 2002

Check here if Amendment [  ]; Amendment Number:_____
         This Amendment (Check only one.):  [  ] is a restatement.
                                            [  ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:        Sadoff Investment Management LLC
Address:     250 W. Coventry Court
             Milwaukee, WI 53217

Form 13F File No: 28-5778

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Ronald Sadoff
Title:            Managing Member
Phone:            (414) 352-8460
Signature, Place, and Date of Signing:


 /s/ Ronald Sadoff           Milwaukee, Wisconsin         February 12, 2003
-------------------          --------------------       ---------------------
   (Signature)                   (City/State)                  (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:   None


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                              FORM 13F SUMMARY PAGE

                                 REPORT SUMMARY

Number of Other Included Managers:                                    0

Form 13F Information Table Entry Total:                              22

Form 13F Information Table Value Total:                         $50,675
                                                             (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE








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                        SADOFF INVESTMENT MANAGEMENT LLC
                           FORM 13F INFORMATION TABLE
                                DECEMBER 31, 2002

---------------------------------------------------------------------------------------------------------------------------------
                                                                                                             VOTING AUTHORITY
                             TITLE OF               VALUE     SHARES/    SH/   PUT/ INVSTMT   OTHER     -------------------------
NAME OF ISSUER               CLASS      CUSIP      (X$1000)   PRN AMT    PRN   CALL DSCRETN  MANAGERS     SOLE     SHARED   NONE
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
BERKSHIRE HTHWY              COM      084670108         582        8     SH           Sole                    8
---------------------------------------------------------------------------------------------------------------------------------
BIOMET INC                   COM      090613100        1787    62368     SH           Sole                62368
---------------------------------------------------------------------------------------------------------------------------------
BRINKER INTL                 COM      109641100         935    29000     SH           Sole                29000
---------------------------------------------------------------------------------------------------------------------------------
EXXON CORP                   COM      30231G102         376    10750     SH           Sole                10750
---------------------------------------------------------------------------------------------------------------------------------
GANNETT INC                  COM      364730101        1777    24750     SH           Sole                24750
---------------------------------------------------------------------------------------------------------------------------------
GENERAL MILLS                COM      370334104        9414   200507     SH           Sole               200507
---------------------------------------------------------------------------------------------------------------------------------
HERSHEY FOODS CORP           COM      427866108        1986    29450     SH           Sole                29450
---------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL GAME TEC       COM      459902102        3704    48785     SH           Sole                48785
---------------------------------------------------------------------------------------------------------------------------------
KNIGHT RIDDER INC            COM      499040103         813    12850     SH           Sole                12850
---------------------------------------------------------------------------------------------------------------------------------
MANDALAY RESORT GRP          COM      562567107         351    11480     SH           Sole                11480
---------------------------------------------------------------------------------------------------------------------------------
MCCLATCHY COMPANY            COM      579489105         312     5500     SH           Sole                 5500
---------------------------------------------------------------------------------------------------------------------------------
MCCORMICK & CO               COM      579780206        7048   303782     SH           Sole               303782
---------------------------------------------------------------------------------------------------------------------------------
MGM MIRAGE                   COM      552953101         282     8550     SH           Sole                 8550
---------------------------------------------------------------------------------------------------------------------------------
NEW YORK TIMES CO            COM      650111107        5484   119918     SH           Sole               119918
---------------------------------------------------------------------------------------------------------------------------------
SMUCKERS                     COM      832696405         477    11983     SH           Sole                11983
---------------------------------------------------------------------------------------------------------------------------------
ST JUDE MEDICAL INC          COM      790849103        4959   124840     SH           Sole               124840
---------------------------------------------------------------------------------------------------------------------------------
UNITEDHEALTH GROUP           COM      91324P102         433     5180     SH           Sole                 5180
---------------------------------------------------------------------------------------------------------------------------------
WAL MART STORES INC          COM      931142103         207     4100     SH           Sole                 4100
---------------------------------------------------------------------------------------------------------------------------------
WASHINGTON POST              COM      939640108        3880     5258     SH           Sole                 5258
---------------------------------------------------------------------------------------------------------------------------------
WELLPOINT HEALTH NETWORK     COM      94973H108        5344    75095     SH           Sole                75095
---------------------------------------------------------------------------------------------------------------------------------
WMS INDUSTRIES INC           COM      929297109         291    19419     SH           Sole                19419
---------------------------------------------------------------------------------------------------------------------------------
WRIGLEY WM JR CO             COM      982526105         233     4250     SH           Sole                 4250
---------------------------------------------------------------------------------------------------------------------------------

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REPORT SUMMARY                 22                    50,675
---------------------------------------------------------------------------------------------------------------------------------